CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Non-controlling interests	Preferred shares Preferred equity	Preferred shares Non-controlling interests
Beginning balance (Previously stated) at Dec. 31, 2021	$ 134,741	$ 88,386	$ 10,538	$ 320	$ 17,705	$ 6,243	$ 8,281	$ (2,287)	$ 1,410	$ 42,210		$ 4,145
Changes in period:
Net income attributable to shareholders	2,056				2,056					2,056
Non-controlling interests	3,139	3,139
Net income	5,195
Other comprehensive income (loss)	(263)						884	(542)	(605)	(263)
Other comprehensive income	3,292	3,292
Other comprehensive income	3,029
Comprehensive income, attributable to owners of parent	1,793	6,431					884	(542)	(605)	1,793
Comprehensive income, attributable to non-controlling interests	6,431
Comprehensive income	8,224
Shareholder distributions
Common equity	(879)				(879)					(879)
Preferred equity	(150)				(150)					(150)
Non-controlling interests	(11,102)	(11,102)
Other items
Issue of equity	10,221	10,786	363	(287)	(641)					(565)		0
Share-based compensation	(42)	0		115	(157)					(42)
Ownership changes	878	3,637			72	(3,284)	357	3	93	(2,759)
Total change in period	7,150	9,752	363	(172)	301	(3,284)	1,241	(539)	(512)	(2,602)		0
Ending balance (Previously stated) at Dec. 31, 2022	141,891	98,138					9,522	(2,826)	898	39,608		4,145
Ending balance at Dec. 31, 2022	141,891	98,138	10,901	148	18,006	2,959	9,522	(2,826)	898	39,608	$ 92,991	4,145	$ 5,147
Other items
Non-cash distribution	$ 2,400
Proportion of ownership interest in subsidiary	25.00%
Net income attributable to shareholders	$ 1,130				1,130					1,130
Non-controlling interests	3,975	3,975
Net income	5,105
Other comprehensive income (loss)	803						11	271	521	803
Other comprehensive income	2,927	2,927
Other comprehensive income	3,730
Comprehensive income, attributable to owners of parent	1,933						11	271	521	1,933
Comprehensive income, attributable to non-controlling interests	6,902	6,902
Comprehensive income	8,835
Common equity	(436)				(436)					436
Preferred equity	(166)				(166)					166
Non-controlling interests	(12,842)
Issue of equity	26,604	27,226	(22)	(59)	(499)					(580)		(42)
Share-based compensation	(6)	0		23	(29)					(6)
Ownership changes	4,362	3,041			0	1,551	(575)	78	267	1,321
Total change in period	26,351	24,327	(22)	(36)	0	1,551	(564)	349	788	2,066		(42)
Ending balance at Dec. 31, 2023	$ 168,242	$ 122,465	$ 10,879	$ 112	$ 18,006	$ 4,510	$ 8,958	$ (2,477)	$ 1,686	$ 41,674	$ 117,318	$ 4,103	$ 5,147